UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 21470
Eaton Vance Tax Advantaged Global Dividend Income Fund
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 115.9%

Security	Shares	Value
Appliances — 0.4%
Electrolux AB (1)	250,000	$5,840,337
		$5,840,337

Beverages — 1.7%
Diageo PLC (1)	2,000,000	28,216,626
		$28,216,626

Building Materials — 0.7%
Stanley Works	250,000	11,317,500
		$11,317,500

Chemicals — 3.4%
Dow Chemical Co. (The)	700,000	34,895,000
Lyondell Chemical Co.	750,000	20,940,000
		$55,835,000

Coal — 1.4%
Fording Canadian Coal Trust (1)	250,000	22,970,000
		$22,970,000

Commercial Banks — 17.7%
Bank of America Corp.	1,000,000	44,100,000
HBOS PLC (1)	3,675,000	57,288,574
HSBC Holdings PLC (1)	1,000,000	15,819,544
Lloyds TSB Group PLC (1)	4,700,000	42,292,231
Royal Bank of Scotland Group PLC (1)	1,600,000	50,899,681
SunTrust Banks, Inc.	450,000	32,431,500
Wachovia Corp.	300,000	15,273,000
Wells Fargo & Co.	525,000	31,395,000
		$289,499,530

Distributors — 1.1%
Genuine Parts Co.	400,000	17,396,000
		$17,396,000

Diversified Telecommunication Services — 14.0%
Alltel Corp.	100,000	5,485,000
BCE, Inc. (1)	1,200,000	29,988,000
Belgacom SA (1) (2)	200,000	8,287,109
BellSouth Corp.	1,550,000	40,749,500
BT Group PLC (1)	4,000,000	15,500,011
Koninklijke (Royal) KPN NV (1)	2,700,000	24,226,277
PanAmSat Holding Corp.	438,009	7,446,153

Sprint Corp. (FON Group)	300,000	$6,825,000
TDC A/S (1)	450,000	18,974,926
Telecom Corporation of New Zealand, Ltd. (1)	5,500,000	23,806,400
Telefonos de Mexico SA ADR (1)	400,000	13,812,000
Telstra Corp. Ltd. (1)	9,000,000	35,451,892
		$230,552,268

Electrical Equipment — 1.4%
Emerson Electric Co.	350,000	22,725,500
		$22,725,500

Electrical/Electronic Manufacturer — 1.0%
Cooper Industries Ltd., Class A (1)	225,000	16,092,000
		$16,092,000

Engineering and Construction — 1.0%
Bouygues SA (1)	415,000	16,493,407
		$16,493,407

Financial Services — 1.5%
Citigroup, Inc.	550,000	24,717,000
		$24,717,000

Food Products — 1.3%
General Mills, Inc.	250,000	12,287,500
Nestle SA (1)	35,000	9,624,484
		$21,911,984

Healthcare Products — 0.3%
Bristol-Myers Squibb Co.	200,000	5,092,000
		$5,092,000

Industrial Conglomerates — 1.1%
General Electric Co.	500,000	18,030,000
		$18,030,000

Insurance — 1.6%
Fidelity National Financial, Inc.	150,000	4,941,000
Montpelier Re Holdings, Ltd. (1)	225,000	7,908,750
XL Capital Ltd., Class A (1)	175,000	12,664,750
		$25,514,500

Lodging and Gaming — 1.7%
Harrah’s Entertainment, Inc.	150,000	9,687,000
Lottomatica SPA (1)	500,000	18,144,792
		$27,831,792

Machinery — 1.4%
Caterpillar, Inc.	250,000	22,860,000
		$22,860,000

Multimedia — 0.7%
Publishing and Broadcasting Ltd. (1)	1,000,000	11,900,713
		$11,900,713

Oil and Gas — 13.7%
BP PLC ADR	900,000	$56,160,000
ChevronTexaco Corp.	500,000	29,155,000
Kerr-McGee Corp.	225,000	17,624,250
Marathon Oil Corp.	550,000	25,806,000
Statoil ASA (1)	2,200,000	37,621,663
Total SA ADR	500,000	58,615,000
		$224,981,913

Paper and Forest Products — 0.4%
Stora Enso Oyj, Class R (1)	500,000	7,024,105
		$7,024,105

Pharmaceuticals — 1.4%
GlaxoSmithKline PLC (1)	1,000,000	22,937,902
		$22,937,902

REITS — 7.5%
AMB Property Corp.	50,000	1,890,000
AvalonBay Communities, Inc.	250,000	16,722,500
Boston Properties, Inc.	200,000	12,046,000
Camden Property Trust	9,000	423,270
Developers Diversified Realty Corp.	375,000	14,906,250
Essex Property Trust, Inc.	12,000	827,280
Kimco Realty Corp.	100,000	5,390,000
Pan Pacific Retail Properties, Inc.	95,000	5,391,250
Public Storage, Inc.	300,000	17,082,000
Rayonier, Inc.	200,000	9,906,000
Shurgard Storage Centers, Inc.	24,267	994,462
Simon Property Group, Inc.	300,000	18,174,000
SL Green Realty Corp.	250,000	14,055,000
Weingarten Realty Investors	133,000	4,589,830
		$122,397,842

Retail - General — 1.5%
May Department Stores Co. (The)	650,000	24,063,000
		$24,063,000

Tobacco — 3.4%
Altria Group, Inc.	850,000	55,581,500
		$55,581,500

Utilities - Electrical and Gas — 30.1%
Ameren Corp.	268,000	13,134,680
American Electric Power Co., Inc.	450,000	15,327,000
Dominion Resources, Inc.	650,000	48,379,500
DTE Energy Co.	645,800	29,370,984
E.ON AG (1)	500,000	43,149,383
Edison International	650,000	22,568,000
Enel SPA (1)	4,804,200	46,099,877
Entergy Corp.	500,000	35,330,000
Exelon Corp.	660,000	30,287,400
Fortum Oyj (1)	750,000	14,642,523

FPL Group, Inc.	700,000	$28,105,000
National Grid Transco PLC (1)	5,000,000	46,354,609
RWE AG (1)	750,000	45,484,700
Scottish and Southern Energy PLC (1)	2,500,000	41,635,782
Scottish Power PLC (1)	2,300,000	17,792,717
Southern Co. (The)	500,000	15,915,000
		$493,577,155

Water Utilities — 3.8%
Pennon Group PLC (1)	315,000	5,810,326
United Utilities PLC (1)	2,300,000	27,393,877
Veolia Environment (1)	813,234	28,903,092
		$62,107,295

Wireless Equipment — 0.7%
Nokia Oyj ADR (1)	750,000	11,572,500
		$11,572,500

Total Common Stocks (identified cost $1,684,194,465)		$1,899,039,369

Preferred Stocks — 26.7%

Security	Shares	Value
Commercial Banks — 14.2%
Abbey National PLC, 7.375% (1)	395,000	$10,349,000
ABN AMRO Capital Funding Trust VII, 6.08% (1)	505,000	12,337,150
Banco Santander, 6.41% (1) (3)	908,600	23,214,730
Barclays Bank PLC, 8.55% (1) (3) (4) (5)	218,600	26,405,219
BNP Paribas Capital Trust, 9.003% (1) (3) (4) (5)	150,000	18,339,015
CA Preferred Fund Trust II, 7.00% (1) (4)	50,000	5,203,615
CA Preferred Fund Trust, 7.00% (1) (4)	250,000	25,887,700
Den Norske Bank, 7.729% (1) (3) (4)	50,000	5,841,365
HSBC Capital Funding LP, 9.547% (1) (3) (4) (5)	210,000	25,856,544
Lloyds TSB Bank PLC, 6.90% (1) (4)	220,000	22,730,180
Nordbanken AB, 8.95% (1) (3) (4) (5)	15,700	1,879,447
Royal Bank of Scotland Group PLC, 9.118% (1) (4)	235,750	28,966,272
UBS Preferred Funding Trust I, 8.622% (1) (4)	150,000	18,355,980
UBS Preferred Funding Trust III, 7.25% (1)	253,500	6,514,950
		$231,881,167

Financial Services — 4.0%
BBVA Preferred Capital Ltd., 7.75% (1)	372,500	9,536,000
Fannie Mae, Series I, 5.375%	150,000	6,697,500
Fannie Mae, Series M, 4.75%	100,000	3,980,000
Freddie Mac, Series F, 5.00%	150,000	6,165,000
Lehman Brothers Holdings, Inc., 6.50%	601,800	15,827,340
Prudential PLC, 6.50% (1) (4)	230,000	22,485,145
		$64,690,985

Food Products — 1.4%
Dairy Farmers of America, 7.875% (3)	222,480	23,388,210
		$23,388,210

Insurance — 6.0%
Ace Ltd., 7.80% (1)	655,700	$17,054,757
AXA, 7.10% (1) (4)	225,000	23,418,473
ING Capital Funding Trust III, 8.439% (1) (4)	170,000	20,284,247
ING Groep NV, 7.05% (1)	222,300	5,704,218
ING Groep NV, 7.20% (1)	330,000	8,527,200
RenaissanceRe Holdings Ltd., 6.08% (1)	441,000	10,407,600
XL Capital Ltd., Series A, 8.00% (1)	50,000	1,320,000
Zurich Regcaps Fund Trust VI, 3.51% (1) (3) (5)	12,500	12,222,656
		$98,939,151

Utilities - Electrical and Gas — 1.1%
Duquesne Light, 6.50%	325,000	17,527,250
		$17,527,250

Total Preferred Stocks (identified cost $440,712,875)		$436,426,763

Commercial Paper — 0.9%

Security	Principal Amount (000’s omitted)	Value
General Electric Co., 2.83%, 4/1/05	$14,339	$14,339,000

Total Commercial Paper (at amortized cost, $14,339,000)		$14,339,000

Short-Term Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$3,121	$3,121,000

Total Short-Term Investments (at amortized cost, $3,121,000)		$3,121,000

Total Investments — 143.7% (identified cost $2,142,367,340)		$2,352,926,132

Other Assets, Less Liabilities — 2.1%		$35,059,679

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (45.8)%		$(750,097,056)

Net Assets — 100.0%		$1,637,888,755

ADR	-	American Depository Receipt

(1)		Foreign security.

(2)		Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $137,147,186 or 8.4% of the Fund’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2005.

Eaton Vance Tax—Advantaged Global Dividend Income Fund	as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	47.3%	1,111,829,422
United Kingdom	22.9%	539,037,694
France	5.4%	127,429,972
Germany	3.8%	88,634,083
Italy	2.7%	64,244,669
Canada	2.3%	52,958,000
Australia	2.0%	47,352,606
Norway	1.8%	43,463,028
Cayman Islands	1.7%	40,575,507
Netherlands	1.6%	38,457,695
Bermuda	1.5%	34,408,350
Finland	1.4%	33,239,129
Jersey, C.I.	1.1%	25,856,544
New Zealand	1.0%	23,806,400
Spain	1.0%	23,214,730
Denmark	0.8%	18,974,926
Mexico	0.6%	13,812,000
Switzerland	0.4%	9,624,484
Belgium	0.4%	8,287,109
Sweden	0.3%	7,719,784
	100.0%	$2,352,926,132

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,142,367,340
Gross unrealized appreciation	$239,055,452
Gross unrealized depreciation	(28,496,660)
Net unrealized appreciation	$210,558,792

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 26, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	May 26, 2005